Income Taxes - Schedule of Tax Payable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Tax Payable [Line Items]
Total tax payable	$ 87,654	$ 88,214	$ 2,676,376
Hong Kong [Member]
Schedule of Tax Payable [Line Items]
Total tax payable	$ 87,654	$ 88,214	$ 2,676,376